Borrowings - Notes payable -Parenthetical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Advances with FHLB with maturities ranging from 2020 Through 2029
Debt Instrument
Notes Payable Maturity Year Range Start	2020
Notes Payable Maturity Year Range End	2029
Debt Instrument Frequency Of Periodic Payment	monthly
Advances with FHLB with maturities ranging from 2020 Through 2029 | Minimum
Debt Instrument
Advances with the FHLB, interest rate	1.14%	0.95%
Advances with FHLB with maturities ranging from 2020 Through 2029 | Maximum
Debt Instrument
Advances with the FHLB, interest rate	4.19%	4.19%
Advances with the FHLB paying interest monthly at a floating rate
Debt Instrument
Advances with the FHLB, maturity		2019
Debt Instrument Frequency Of Periodic Payment		monthly
Advances with the FHLB paying interest monthly at a floating rate | LIBOR
Debt Instrument
Variable rate		0.34%
Floating rate over the 3 month LIBOR with maturities on 2019
Debt Instrument
Advances with the FHLB, maturity		2019
Debt Instrument Frequency Of Periodic Payment		quarterly
Floating rate over the 3 month LIBOR with maturities on 2019 | Minimum | LIBOR
Debt Instrument
Variable rate		0.12%
Floating rate over the 3 month LIBOR with maturities on 2019 | Maximum | LIBOR
Debt Instrument
Variable rate		0.24%
Fixed Rate with maturities on 2023 paying interest semiannually | Unsecured senior debt
Debt Instrument
Fixed interest rate percentage	6.125%
Senior Debt Maturity Year	2023
Debt issuance costs	$ 4,693	$ 5,961
Debt Instrument Frequency Of Periodic Payment	semiannually
Fixed Rate with maturities ranging from 2033 to 2034 | Junior subordinated debt
Debt Instrument
Notes Payable Maturity Year Range Start	2033
Notes Payable Maturity Year Range End	2034
Debt issuance costs	$ 396	$ 423
Fixed Rate with maturities ranging from 2033 to 2034 | Minimum | Junior subordinated debt
Debt Instrument
Fixed interest rate percentage	6.125%
Fixed Rate with maturities ranging from 2033 to 2034 | Maximum | Junior subordinated debt
Debt Instrument
Fixed interest rate percentage	6.70%